Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Provisions
Balance at the beginning of the year	$ 60.7
Provisions added during the year	44.6
Provisions utilized during the year	(4.8)
Provisions reversed during the year	(3.9)
Balance at the end of the year	$ 96.6